Risk Management - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) $ / bbl	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Fair value of derivative financial instruments net	$ 7,000,000		$ 12,000,000		$ 46,000,000
Percentage of accounts receivable outstanding, less than 60 days	96.00%	96.00%
Target net debt to adjusted EBITDA ratio	1.0
Average crude oil price | $ / bbl	45.00
Cash and Cash Equivalents	$ 3,093,000,000		2,227,000,000		$ 4,524,000,000
WRB Refining LP
Disclosure of risk management strategy related to hedge accounting [line items]
Uncommitted demand facilities	151,000,000	$ 105
Uncommitted Demand Facilities
Disclosure of risk management strategy related to hedge accounting [line items]
Uncommitted demand facilities	1,300,000,000
Liquidity risk | Committed Credit Facility
Disclosure of risk management strategy related to hedge accounting [line items]
Uncommitted demand facilities	5,500,000,000
Top of range | Uncommitted Demand Facilities
Disclosure of risk management strategy related to hedge accounting [line items]
Amount of undrawn facilities for general purposes	1,100,000,000
Long-Term Debt
Disclosure of risk management strategy related to hedge accounting [line items]
Total debt principal	7,470,000,000		7,028,000,000
U.S. Dollar Denominated Unsecured Notes | Long-Term Debt
Disclosure of risk management strategy related to hedge accounting [line items]
Total debt principal	5,470,000,000	3,800	5,028,000,000	$ 3,800
Foreign Exchange Rate Contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Fair value of derivative financial instruments net	(3,000,000)
Total debt principal		$ 250
Interest rate swap contract
Disclosure of risk management strategy related to hedge accounting [line items]
Total debt principal	$ 0		$ 0
Trade Receivables | Credit risk
Disclosure of risk management strategy related to hedge accounting [line items]
Average expected credit loss rate	0.40%	0.40%	0.40%	0.40%
Trade Receivables | Investment grade counterparties | Credit risk
Disclosure of risk management strategy related to hedge accounting [line items]
Number of days outstanding for accruals, joint operations, trade receivables and net investment in finance leases	60 days	60 days
Trade Receivables | Investment grade counterparties | Bottom of range | Credit risk
Disclosure of risk management strategy related to hedge accounting [line items]
Percent of accounts receivable held with investment grade counterparties	79.00%	79.00%	83.00%	83.00%